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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 12/31/1999
                                              --------------
 Check here if Amendment [_]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [_] is a restatement.
                                        [_] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    CITY CAPITAL COUNSELING, INC.
          ---------------------------------------------
 Address: 1100 PEACHTREE STREET
          ---------------------------------------------
          SUITE 1500
          ---------------------------------------------
          ATLANTA, GA 30309
          ---------------------------------------------

 Form 13F File Number:  28-3050
                        -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    WILLIS P. DOBBS
          ---------------------------------------------
 Title:   PRESIDENT
          ---------------------------------------------
 Phone:   404-874-1110
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Willis P. Dobbs       ATLANTA, GA                   06/01/2000
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        -------------------      ------------------------
     [Repeat as necessary.]

                         City Capital Counseling, Inc
                                   FORM 13F
                               December 31, 1999

                                                                                                                Voting Authority
                                                                                                              --------------------
                                                              Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class  CUSIP        (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared  None
-------------------------       --------------  ---------  --------   --------   ---  ----  -------  --------  ------  ------  ----
ABBOTT LABS                     COM             282410         4234     116600   SH            Sole            116600
AMERICAN INTL GROUP             COM             268741071      4476      41392   SH            Sole             41392
AMGEN COMMON                    COM             311621007       357       5940   SH            Sole              5940
AT&T CORP                       COM             001957109      4938      97190   SH            Sole             97190
AUTOMATIC DATA PROCESSING       COM             5301510        5005      92900   SH            Sole             92900
AVERY DENNISON                  COM             536111099      5152      70700   SH            Sole             70700
BANK ONE CORP COM               COM             06423a103       375      11714   SH            Sole             11714
BELLSOUTH CORP                  COM             7986010         229       4896   SH            Sole              4896
BIOGEN INC.                     COM             090597105       262       3100   SH            Sole              3100
CAPITAL ONE FINANCIAL CORP      COM             14040h105      6068     125915   SH            Sole            125915
CINTAS                          COM             172908105      3058      57555   SH            Sole             57555
CISCO SYSTEMS                   COM             17275r102      5437      50755   SH            Sole             50755
CITIGROUP INC.                  COM             173034109       342       6149   SH            Sole              6149
COCA COLA CO                    COM             191216100      6566     112715   SH            Sole            112715
COMPUTER ASSOCIATES, INC.       COM             204912109      3633      51951   SH            Sole             51951
COMPUTER SCIENCES CORP          COM             205363104       237       2500   SH            Sole              2500
DELL COMPUTER CORP              COM             247025109      4783      93790   SH            Sole             93790
EARTHLINK INC                   COM             270321102      1524      57700   SH            Sole             57700
EMC CORP/MASS                   COM             268648102       405       3704   SH            Sole              3704
ENTREMED INC COM                COM             29382f103      1276      49800   SH            Sole             49800
EXXON CORP                      COM             302290101       523       6492   SH            Sole              6492
FEDERAL HOME LOAN MTG CORP      COM             313400301      1587      33720   SH            Sole             33720
FEDERAL NAT'L MTG ASSOC         COM             313586109      3644      58370   SH            Sole             58370
FIRST DATA CORP                 COM             319963104       202       4091   SH            Sole              4091
FIRST UNION CORP                COM             337358105       219       6634   SH            Sole              6634
FOREST LABS CL A                COM             345838106      5132      83525   SH            Sole             83525
GENERAL ELECTRIC CO             COM             369604103      1312       8480   SH            Sole              8480
GILLETTE CO.                    COM             375766102      1563      37954   SH            Sole             37954
HOME DEPOT                      COM             437076102       310       4515   SH            Sole              4515
INKTOMI CORP                    COM             457277101       373       4200   SH            Sole              4200
INTEL CORP                      COM             458140100      5074      61645   SH            Sole             61645
IXL ENTERPRISES                 COM             450718101       205       3700   SH            Sole              3700
JOHNSON & JOHNSON               COM             478160104      4383      47008   SH            Sole             47008
LILLY ELI & CO                  COM             532457108      1721      25875   SH            Sole             25875
MCI WORLDCOM INC                COM             98155k102       316       5963   SH            Sole              5963
MCKESSON HBOC INC               COM             58155q103       284      12621   SH            Sole             12621
MEDTRONIC INC.                  COM             585055106      5839     160240   SH            Sole            160240
MERCK & CO INC                  COM             589331107      5802      86350   SH            Sole             86350
MERCURY INTERACTIVE CORP.       COM             589405109       313       2900   SH            Sole              2900
MICROSOFT                       COM             594918104      3463      29660   SH            Sole             29660
MOTOROLA INC.                   COM             620076109      6564      44575   SH            Sole             44575
NIKE, INC.                      COM             654106103      4017      81040   SH            Sole             81040
NOKIA CORP ADR A                COM             654902204       270       1412   SH            Sole              1412
NORTEL NETWORKS CORP COM        COM             665815106       766       7580   SH            Sole              7580
NORTHERN TRUST CORP             COM             665859104      2319      43750   SH            Sole             43750
ORACLE SYSTEMS                  COM             68389x105       510       4553   SH            Sole              4553
PAYCHEX INC                     COM             704326107      3482      87047   SH            Sole             87047
PITNEY BOWES INC                COM             724479100      2639      54625   SH            Sole             54625
PROCTER & GAMBLE CO             COM             742718109      4673      42650   SH            Sole             42650
QUALCOMM INC                    COM             747525103       462       2624   SH            Sole              2624
SCHERING PLOUGH CORP            COM             806605101       502      11850   SH            Sole             11850
STRYKER CORP                    COM             863667101      6962      99995   SH            Sole             99995
SUNTRUST BKS INC                COM             867914103      4492      65280   SH            Sole             65280
SYNOVUS FINANCIAL CORP          COM             124780107       356      17932   SH            Sole             17932
TELLABS INC.                    COM             879664100      6149      95794   SH            Sole             95794
U S WEST INC                    COM             91273h101      1706      23700   SH            Sole             23700
WAL MART STORES INC             COM             931142103      4128      59725   SH            Sole             59725
WALT DISNEY PRODUCTIONS         COM             254687106      3172     108455   SH            Sole            108455
WARNER LAMBERT CO               COM             934488107      2617      31935   SH            Sole             31935
REPORT SUMMARY                  59 DATA RECORDS              156407               0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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